Inventories, net - Restructuring Reserve by Type of Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Valuation Reserve [Roll Forward]
Balance at beginning of year	$ (22)	$ (28)	$ (43)
Provisions, net	(10)	(2)	(1)
Amounts written off	14	7	11
Other	0	1	4
Balance at end of year	$ (18)	$ (22)	$ (28)